Shareholder Report, Holdings (Details)	Jun. 30, 2024
Capital World Bond Fund Class R-6 - RCWGX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-6 - RCWGX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-6 - RCWGX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-6 - RCWGX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-6 - RCWGX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-6 - RCWGX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-6 - RCWGX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-6 - RCWGX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-6 - RCWGX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-6 - RCWGX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-6 - RCWGX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-5 - RCWFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-5 - RCWFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-5 - RCWFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-5 - RCWFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-5 - RCWFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-5 - RCWFX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-5 - RCWFX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-5 - RCWFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-5 - RCWFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-5 - RCWFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-5 - RCWFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-5E - RCWHX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-5E - RCWHX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-5E - RCWHX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-5E - RCWHX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-5E - RCWHX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-5E - RCWHX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-5E - RCWHX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-5E - RCWHX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-5E - RCWHX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-5E - RCWHX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-5E - RCWHX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-4 - RCWEX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-4 - RCWEX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-4 - RCWEX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-4 - RCWEX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-4 - RCWEX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-4 - RCWEX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-4 - RCWEX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-4 - RCWEX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-4 - RCWEX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-4 - RCWEX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-4 - RCWEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-3 - RCWCX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-3 - RCWCX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-3 - RCWCX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-3 - RCWCX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-3 - RCWCX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-3 - RCWCX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-3 - RCWCX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-3 - RCWCX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-3 - RCWCX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-3 - RCWCX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-3 - RCWCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-2E - RCEBX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-2E - RCEBX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-2E - RCEBX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-2E - RCEBX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-2E - RCEBX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-2E - RCEBX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-2E - RCEBX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-2E - RCEBX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-2E - RCEBX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-2E - RCEBX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-2E - RCEBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-2 - RCWBX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-2 - RCWBX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-2 - RCWBX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-2 - RCWBX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-2 - RCWBX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-2 - RCWBX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-2 - RCWBX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-2 - RCWBX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-2 - RCWBX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-2 - RCWBX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-2 - RCWBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class R-1 - RCWAX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class R-1 - RCWAX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class R-1 - RCWAX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class R-1 - RCWAX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class R-1 - RCWAX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class R-1 - RCWAX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class R-1 - RCWAX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class R-1 - RCWAX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class R-1 - RCWAX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class R-1 - RCWAX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class R-1 - RCWAX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-F-3 - FWBCX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-F-3 - FWBCX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-F-3 - FWBCX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-F-3 - FWBCX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-F-3 - FWBCX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-F-3 - FWBCX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-F-3 - FWBCX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-F-3 - FWBCX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-F-3 - FWBCX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-F-3 - FWBCX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-F-3 - FWBCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-F-2 - FCWBX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-F-2 - FCWBX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-F-2 - FCWBX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-F-2 - FCWBX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-F-2 - FCWBX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-F-2 - FCWBX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-F-2 - FCWBX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-F-2 - FCWBX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-F-2 - FCWBX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-F-2 - FCWBX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-F-2 - FCWBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-F-1 - CCWFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-F-1 - CCWFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-F-1 - CCWFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-F-1 - CCWFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-F-1 - CCWFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-F-1 - CCWFX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-F-1 - CCWFX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-F-1 - CCWFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-F-1 - CCWFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-F-1 - CCWFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-F-1 - CCWFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-T - TWCBX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-T - TWCBX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-T - TWCBX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-T - TWCBX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-T - TWCBX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-T - TWCBX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-T - TWCBX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-T - TWCBX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-T - TWCBX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-T - TWCBX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-T - TWCBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-E - CCWEX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-E - CCWEX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-E - CCWEX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-E - CCWEX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-E - CCWEX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-E - CCWEX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-E - CCWEX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-E - CCWEX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-E - CCWEX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-E - CCWEX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-E - CCWEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-C - CCWCX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-C - CCWCX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-C - CCWCX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-C - CCWCX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-C - CCWCX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-C - CCWCX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-C - CCWCX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-C - CCWCX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-C - CCWCX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-C - CCWCX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-C - CCWCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class 529-A - CCWAX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class 529-A - CCWAX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class 529-A - CCWAX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class 529-A - CCWAX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class 529-A - CCWAX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class 529-A - CCWAX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class 529-A - CCWAX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class 529-A - CCWAX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class 529-A - CCWAX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class 529-A - CCWAX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class 529-A - CCWAX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class F-3 - WFBFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class F-3 - WFBFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class F-3 - WFBFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class F-3 - WFBFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class F-3 - WFBFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class F-3 - WFBFX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class F-3 - WFBFX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class F-3 - WFBFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class F-3 - WFBFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class F-3 - WFBFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class F-3 - WFBFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class F-2 - BFWFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class F-2 - BFWFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class F-2 - BFWFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class F-2 - BFWFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class F-2 - BFWFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class F-2 - BFWFX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class F-2 - BFWFX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class F-2 - BFWFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class F-2 - BFWFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class F-2 - BFWFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class F-2 - BFWFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class F-1 - WBFFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class F-1 - WBFFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class F-1 - WBFFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class F-1 - WBFFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class F-1 - WBFFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class F-1 - WBFFX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class F-1 - WBFFX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class F-1 - WBFFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class F-1 - WBFFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class F-1 - WBFFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class F-1 - WBFFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class T - TWCWX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class T - TWCWX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class T - TWCWX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class T - TWCWX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class T - TWCWX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class T - TWCWX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class T - TWCWX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class T - TWCWX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class T - TWCWX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class T - TWCWX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class T - TWCWX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class C - CWBCX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class C - CWBCX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class C - CWBCX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class C - CWBCX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class C - CWBCX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class C - CWBCX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class C - CWBCX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class C - CWBCX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class C - CWBCX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class C - CWBCX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class C - CWBCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Capital World Bond Fund Class A - CWBFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.83%
Capital World Bond Fund Class A - CWBFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.92%
Capital World Bond Fund Class A - CWBFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Capital World Bond Fund Class A - CWBFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Capital World Bond Fund Class A - CWBFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital World Bond Fund Class A - CWBFX | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital World Bond Fund Class A - CWBFX | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund Class A - CWBFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund Class A - CWBFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Bond Fund Class A - CWBFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund Class A - CWBFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]

[1]	Includes derivatives.